Investments in associates and joint ventures (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Investments in associates [Line Items]
Net sales	$ 1,122,995	$ 1,223,942	$ 1,015,670
Net loss from continued operations	(11,654)	64,435	(327,814)
Share in results	$ (1,144)	$ 13,207	$ (365,321)